GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
GEOGRAPHIC INFORMATION
GEOGRAPHIC INFORMATION

NOTE 17:-   GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group’s business). The data is presented in accordance with ASC 280, “Segment Reporting”. Revenues in the table below are attributed to geographical areas. based on the location of the end customers.

NOTE 17:-   GEOGRAPHIC INFORMATION (Cont.)

The following presents total revenues for the years ended December 31, 2021, 2020 and 2019 and long-lived assets as of December 31, 2021,2020 and 2019.

	Year Ended and as of December 31,
	2021		2020		2019
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets
Americas, principally the United States	$115,806	$977	$103,190	$4,310	$97,453	$4,740
Europe	88,746	662	75,490	403	72,956	424
Far East	38,988	706	36,083	768	27,233	480
Israel	5,380	20,876	6,011	25,111	2,645	29,337

	$248,920	$23,221	$220,774	$30,592	$200,287	$34,981

The Group has derived approximately 42% of its revenues for the year ended December 31, 2021 from sales in the United States.